Restructuring (Q3) (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2017	Dec. 31, 2016
Restructuring [Abstract]
Restructuring Programs by Segment
The following table summarizes the activity associated with the Company’s restructuring programs by segment for the nine month periods ended September 30, 2017 and 2016:

	Industrials Program	Energy Program	Medical Program	Total
Balance at December 31, 2016	$11.1	$5.6	$4.2	$20.9
Charged to expense - termination benefits	2.3	(0.3)	(0.1)	1.9
Charged to expense - other	2.1	0.7	0.2	3.0
Payments	(10.7)	(4.2)	(2.4)	(17.3)
Other, net	0.7	—	0.3	1.0
Balance at September 30, 2017	$5.5	$1.8	$2.2	$9.5
	Industrials Program	Energy Program	Medical Program	Total
Balance at December 31, 2015	$2.0	$—	$—	$2.0
Charged to expense - termination benefits	14.7	—	—	14.7
Charged to expense - other	0.7	—	—	0.7
Payments	(8.9)	—	—	(8.9)
Other, net	—	—	—	—
Balance at September 30, 2016	$8.5	$—	$—	$8.5

The following table summarizes the activity associated with the Company’s restructuring programs by segment for the years ended December 31, 2016, 2015, and 2014 respectively:
	Industrials Program	Energy Program	Medical Program	Total
Balance at December 31, 2013	$—	$—	$—	$—
Charged to expense - Termination benefits	4,705	—	—	4,705
Charged to expense - Other	391	—	—	391
Payments	(2,392)	—	—	(2,392)
Other, net	(152)	—	—	(152)
Balance at December 31, 2014	$2,552	$—	$—	$2,552
Charged to expense - Termination benefits	3,814	—	—	3,814
Charged to expense - Other	921	—	—	921
Payments	(5,123)	—	—	(5,123)
Other, net	(129)	—	—	(129)
Balance at December 31, 2015	$2,035	$—	$—	$2,035
Charged to expense - Termination benefits	21,000	4,937	4,200	30,137
Charged to expense - Other	1,912	849	—	2,761
Payments	(13,330)	(310)	—	(13,640)
Other, net	(471)	150	5	(316)
Balance at December 31, 2016	$11,146	$5,626	$4,205	$20,977